GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill by business segment and country
Goodwill at beginning of period	$ 117,229,173	$ 93,598,217	$ 102,919,505
Foreign currency translation differences where functional currency is different from presentation currency	3,992,488	23,630,956	(9,321,288)
Goodwill at end of period	121,221,661	117,229,173	93,598,217
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	73,080,100	73,509,080	81,145,834
Foreign currency translation differences where functional currency is different from presentation currency	2,593,972	(428,980)	(7,636,754)
Goodwill at end of period	75,674,072	73,080,100	73,509,080
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	28,318,129	4,672,971	5,972,515
Foreign currency translation differences where functional currency is different from presentation currency	1,432,109	23,645,158	(1,299,544)
Goodwill at end of period	29,750,238	28,318,129	4,672,971
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	7,327,921	6,913,143	7,298,133
Foreign currency translation differences where functional currency is different from presentation currency	(33,593)	414,778	(384,990)
Goodwill at end of period	$ 7,294,328	$ 7,327,921	$ 6,913,143